Document and Entity Information	0 Months Ended
Dec. 22, 2014
Risk/Return:
Document Type	497
Document Period End Date	Dec. 22, 2014
Registrant Name	ALLIANZ FUNDS
Central Index Key	0000867297
Amendment Flag	false
Document Creation Date	Dec. 22, 2014
Document Effective Date	Dec. 22, 2014
Prospectus Date	Apr. 29, 2014
AllianzGI Health Sciences Fund | A
Risk/Return:
Trading Symbol	RAGHX
AllianzGI Health Sciences Fund | B
Risk/Return:
Trading Symbol	RBGHX
AllianzGI Health Sciences Fund | C
Risk/Return:
Trading Symbol	RCGHX
AllianzGI Health Sciences Fund | D
Risk/Return:
Trading Symbol	DGHCX